Employee benefit obligations - Movement in the defined benefit obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Beginning of year	$ (85)
Remeasurements	(10)	$ 145	$ 20
End of year	(105)	(85)
Obligations
Disclosure of net defined benefit liability (asset) [line items]
Beginning of year	(287)	(469)
Acquired	(1)
Current service cost	(7)	(10)
Exceptional past service charge	(3)
Interest cost	(13)	(7)
Remeasurements	(10)	145
Employee contributions	(1)	(1)
Benefits paid	10	17
Exchange	(12)	38
End of year	(324)	(287)	(469)
Assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning of year	202	338
Transfers	1	12
Interest income	10	5
Administration expenses paid	(1)	(1)
Remeasurements	(5)	(121)
Employer contributions	10	22
Employee contributions	1	1
Benefits paid	(10)	(17)
Exchange	11	(37)
End of year	$ 219	$ 202	$ 338